RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Summary of Key management personnel compensation
In Thousands of US Dollars
Description	2022	2021	2020
Salary and Compensation	$660	$750	$-
Short-term employee benefits	14	14	2
Stock-based compensation	412	2,227	1,404
Total	$1,086	$2,991	$1,406